Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Changes in Non-cash Working Capital Items Related to Operating Activities	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year Ended December 31,
	2024 $	2023 $	2022 $
Accounts receivable, including other current assets	45,378	35,547	(123,122)
Due from affiliates	4,678	(2,515)	15,069
Bunker and lube oil inventory	6,132	6,152	(11,804)
Prepaid expenses	2,313	(2,822)	(450)
Accounts payable and accrued liabilities	(9,846)	(16,266)	21,160
Due to affiliates	10	(290)	(16,615)
Deferred revenue	(870)	1,752	798
Other	(4,649)	1,196	(66)
Change in operating assets and liabilities	43,146	22,754	(115,030)

Schedule of Cash, Cash Equivalents, and Restricted Cash	Total cash, cash equivalents and restricted cash are as follows:

	As at December 31, 2024	As at December 31, 2023	As at December 31, 2022	As at December 31, 2021
	$	$	$	$
Cash and cash equivalents	511,888	391,464	206,926	70,562
Restricted cash - current (1)	3,673	691	3,714	2,221
Restricted cash - long-term (2)	—	—	3,135	3,135
	515,561	392,155	213,775	75,918
(1)    The Company maintains restricted cash deposits for the purpose of entering into FFAs (see note 11) and for the purpose of acquiring EUAs (see note 7).
(2)    The Company maintained restricted cash deposits relating to obligations related to finance leases for certain vessels which were repurchased by the Company in May 2023.

Non-cash items related to operating lease right-of-use assets and operating lease liabilities are as follows:

	Year Ended
	December 31, 2024	December 31, 2023
	$	$
Leased assets obtained in exchange for new operating lease liabilities	17,268	68,536